Commitments and Contingencies - Additional Information (Detail) (USD $)	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended							1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	10 Months Ended
	Feb. 24, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2012 Non Employee Director [Member]	Sep. 30, 2013 Non Employee Director [Member]	Sep. 30, 2013 Non Employee Director [Member]	Dec. 31, 2012 Non Employee Director [Member]	Dec. 31, 2012 Five-Year Options [Member]	Dec. 31, 2012 Ten-Year Options [Member]	Dec. 31, 2012 Common stock, Class D [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] Balance of lots still under option and not purchased [Member]	Dec. 31, 2012 Successor [Member] Balance of lots still under option and not purchased [Member]
Loss Contingencies [Line Items]
Issuance of common stock																				13,699,565
Restricted shares granted						2,499,293	2,499,293							256,500	0	40,998	256,500
Stock options granted							4,757,302											1,115,302	3,642,000
Remaining vesting percentage in three equal installments							50.00%
Vesting percentage of restricted stock and option awards on date of grant							50.00%
Stock based compensation expense		$ 900,000			$ 2,200,000	$ 3,700,000		$ 0	$ 0												$ 2,207,000	$ 3,699,000
Expected stock based compensation expense, thereafter							1,000,000
Total unrecognized stock based compensation expense						2,000,000	2,000,000
Unrecognized stock based compensation expense, weighted average recognition period							2 years
Total value of restricted stock awards vested						1,700,000
Recognized tax benefit	0					0		0	0
Rent expense under cancelable and non-cancelable operating leases	700,000	400,000	700,000	2,100,000	1,300,000	2,600,000		4,400,000	4,400,000
Collateral for outstanding irrevocable		900,000			900,000	900,000	900,000
Outstanding performance and surety bonds		48,400,000			48,400,000	64,400,000	64,400,000
Project commitments		92,400,000			92,400,000
Non-refundable deposits		25,400,000			25,400,000	3,800,000	3,800,000
Remaining purchase price of land		238,600,000			238,600,000	39,000,000	39,000,000
Non-refundable deposit										15.00%	15.00%	25.00%	25.00%
Forfeited deposits if lots are not purchased																							14,737,000	27,734,000
Purchase price																					$ 161,465,000	$ 161,465,000	$ 20,738,000	$ 39,029,000